AFL-CIO HOUSING INVESTMENT TRUST                               AFL o CIO
PERFORMANCE                                                      HOUSING
as of May 31, 2007                                            INVESTMENT  [LOGO]
                                                                   TRUST
--------------------------------------------------------------------------------

The Trust seeks to provide competitive risk-adjusted returns relative to its benchmark, the Lehman Brothers Aggregate Bond Index by investing in assets that provide premium income, while maintaining a portfolio risk profile comparable to its benchmark. This combination of investment and risk management has enabled the Trust to compile a successful record of performance and to attract additional funds to manage from both new and current participants.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a Participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current average annual total returns are available on this website.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A Prospectus containing more complete information may be obtained from the HIT by calling the Marketing Department at 202-331-8055, or by viewing the above-referenced link. The prospectus should be viewed carefully before investing.

ANNUALIZED RETURNS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Annual Returns - Periods Ended May 31, 2007

                                                 1 Year     3 Year     5 Year     10 Year
HIT Net Return(1)                                 6.54%      4.34%      4.69%       6.33%
Lehman Brothers Aggregate Bond Index(2)           6.66%      4.28%      4.72%       6.17%


1) Returns shown reflect the net return of an investment for the specified periods (after the deduction of the Trust's expenses). The HIT does not assess a sales charge (load) on the purchase of Units of participation ("Units") in the Trust, any fee on the sale or redemption of Units, or any other exchange fee or account fee. Participants pay only for the actual administrative expenses of operating the Trust.

2) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is not available for direct investment. Its returns would be lower if they reflected the expenses associated with active management of an actual portfolio.

The performance data provided represents past performance. Past performance is no guarantee of future results. Economic and market conditions change, and both will cause investment return, principal value and yield to fluctuate so that a Participant's units when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Returns shown reflect the net return of an investment for the specified periods of the Trust's expenses. The Trust is internally managed and participants pay only for the actual administrative expenses of operating the Trust. The Lehman Brothers Aggregate Bond Index reflects no deductions for expenses and is not available for direct investment.

Investors should consider the HIT's investment objectives, risks and expenses carefully before investing. A Prospectus containing more complete information may be obtained from the HIT by calling the Marketing Department at 202-331-8055, or by viewing the above-referenced link. The prospectus should be viewed carefully before investing.

VALUE GROWTH OF $50,000 INVESTED

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

Value Growth of $50,000 Invested

                    Lehman Brothers Aggregate Bond Index         HIT Net
        May-97                                    50,000          50,000
        May-98                                    55,457          55,767
        May-99                                    57,871          58,119
        May-00                                    59,090          59,167
        May-01                                    66,840          67,325
        May-02                                    72,256          73,437
        May-03                                    80,621          81,881
        May-04                                    80,265          81,308
        May-05                                    85,741          87,050
        May-06                                    85,333          86,689
        May-07                                    91,017          92,357

The chart shows the comparative value growth of $50,000 invested in the Trust (minimum initial investment) and its benchmark (theoretical values) over the course of ten years, assuming the reinvestment of all distributions.

NET ASSET GROWTH

         [THE FOLLOWING TABLE WAS REPRESENTED BY A MOUNTAIN CHART IN THE
                               PRINTED MATERIAL.]


                 Net Asset Growth - May 31, 1997 to May 31, 2007


                                   HIT Net Asset Value
                                         (In Billions)

                        May-97                    1.45
                        May-98                    1.82
                        May-99                    2.06
                        May-00                    2.22
                        May-01                    2.55
                        May-02                    2.89
                        May-03                    3.46
                        May-04                    3.57
                        May-05                    3.61
                        May-06                    3.45
                        May-07                    3.59


o The Trust is a fixed-income fund in which historically the main component of the Trust's performance is interest income on investments. Apart from deducting operating expenses, all Trust income is distributed monthly to Participants.

o Average net assets increased by approximately 10.7% for the period May 31, 1997 to May 31, 2007.

o Approximately 87% of distributions are automatically reinvested by the Trust's Participants.

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

        HIT Portfolio Allocation * - May 31, 2007

        Construction and Permanent Mortgages                        1.35%
        Multifamily Construction Mortgage-Backed Securities         6.52%
        Multifamily Permanent Mortgage-Backed Securities           50.00%
        Cash and Cash Equivalents                                   3.02%
        US Treasury Securities                                      1.72%
        Commercial MBS                                              4.91%
        Government Sponsored Enterprise Securities                  1.18%
        Single Family Mortgage-Backed Securities                   30.89%
        State Housing Finance Agency Securities                     0.41%
                                                                  -------
                                                                  100.00%

*     Includes funded and unfunded commitments

o Multifamily Construction Mortgage-Backed Securities: The Trust invests in fixed-income securities that finance the construction of multifamily properties. These securities generally have credit enhancements from FHA, Ginnie Mae (GNMA), or a letter of credit or repurchase guarantee from an entity rated "A" or better by Standard and Poor's. These securities generally fund over 12-24 months and upon completion of construction, a permanent security is issued. These securities typically generate yields above U.S. Treasury investments with comparable average lives and generally have significant prepayment protections.

o Multifamily Permanent Mortgage-Backed Securities: The Trust invests in securities that are either backed by permanent loans for multifamily properties or by loans for existing single family homes. These FHA, GNMA, Fannie Mae, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury investments with comparable average lives. Additionally, multifamily mortgage-backed securities generally have significant prepayment protections.

o State Housing Finance Agency Securities: The Trust invests in securities that are guaranteed or insured by a state or local housing finance agency ("A" rated or better or top tier by Standard and Poor's) and are backed by both construction and permanent loans for multifamily properties.

o Single Family Mortgage-Backed Securities: The Trust invests in securities that pool individual mortgages from single family homes. The interest and principal cash flows are passed through to the investor of the MBS net of any servicing fees. These Fannie Mae, GNMA, or Freddie Mac credit enhanced investments typically generate yield spreads above U.S. Treasury bonds. There is no prepayment protection on these securities meaning payments could be more than the scheduled amount.

o Construction and Permanent Mortgages: The Trust invests in loans used to finance the purchase, refinance or construction of a property.